SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total	$ 6,765,931	$ 7,203,762
Bank Loan [Member]
Short-Term Debt [Line Items]
Total	$ 6,765,931	$ 7,203,762